Schedule of Investments (unaudited) October 31, 2019	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.2%

Aerospace & Defense — 2.1%
BAE Systems PLC	961,041	$7,178,698

Auto Components — 0.8%
Garrett Motion, Inc.(a)	98,986	940,367
Magna International, Inc.	35,503	1,908,996

		2,849,363

Automobiles — 1.2%
General Motors Co.	114,026	4,237,206

Banks — 5.1%
KeyCorp	347,066	6,236,776
Regions Financial Corp.	448,681	7,223,764
SunTrust Banks, Inc.	61,282	4,188,012

		17,648,552

Beverages — 1.0%
Constellation Brands, Inc., Class A	9,602	1,827,549
Molson Coors Brewing Co., Class B	30,972	1,632,844

		3,460,393

Building Products — 0.5%
Johnson Controls International PLC	42,627	1,847,028

Capital Markets — 3.1%
Blackstone Group, Inc., Class A	66,908	3,556,829
Raymond James Financial, Inc.	31,372	2,619,248
State Street Corp.	67,926	4,487,871

		10,663,948

Chemicals — 2.4%
Cabot Corp.	30,252	1,318,685
Corteva, Inc.(b)	95,101	2,508,764
Eastman Chemical Co.	39,170	2,978,487
Huntsman Corp.	69,512	1,538,300

		8,344,236

Commercial Services & Supplies — 0.2%
KAR Auction Services, Inc.	28,374	705,378

Communications Equipment — 0.9%
Motorola Solutions, Inc.	18,779	3,123,323

Construction & Engineering — 0.6%
Quanta Services, Inc.	44,978	1,891,325

Construction Materials — 0.7%
CRH PLC	62,523	2,279,166

Containers & Packaging — 1.7%
International Paper Co.	36,745	1,605,022
Packaging Corp. of America	15,381	1,683,604

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	66,067	$2,468,924

		5,757,550

Diversified Consumer Services — 0.5%
H&R Block, Inc.	65,308	1,632,047

Diversified Financial Services — 3.3%
AXA Equitable Holdings, Inc.	363,003	7,840,865
Jefferies Financial Group, Inc.	190,528	3,557,158

		11,398,023

Electric Utilities — 5.1%
Entergy Corp.	41,015	4,982,502
Evergy, Inc.	29,678	1,896,721
FirstEnergy Corp.	218,690	10,567,101

		17,446,324

Electrical Equipment — 1.5%
Hubbell, Inc.	20,600	2,919,020
nVent Electric PLC	62,259	1,435,693
Rockwell Automation, Inc.	5,082	874,053

		5,228,766

Electronic Equipment, Instruments & Components — 2.1%
Avnet, Inc.	135,360	5,354,842
TE Connectivity Ltd.	19,708	1,763,866

		7,118,708

Energy Equipment & Services — 1.6%
Baker Hughes Co.	258,261	5,526,785

Entertainment — 0.5%
Viacom, Inc., Class B	79,929	1,723,269

Equity Real Estate Investment Trusts (REITs) — 1.8%
Lamar Advertising Co., Class A	48,009	3,841,200
Prologis, Inc.	11,481	1,007,572
Welltower, Inc.	15,927	1,444,420

		6,293,192

Food Products — 2.4%
Bunge Ltd.	39,918	2,155,572
Conagra Brands, Inc.	101,395	2,742,735
Kellogg Co.	24,101	1,531,136
Post Holdings, Inc.(b)	17,210	1,770,909

		8,200,352

Health Care Equipment & Supplies — 4.8%
Alcon, Inc.(b)	31,808	1,881,065
ConvaTec Group PLC(c)	794,772	2,030,422
Koninklijke Philips NV	162,992	7,151,122
Zimmer Biomet Holdings, Inc.	40,363	5,579,378

		16,641,987

Health Care Providers & Services — 4.8%
Cardinal Health, Inc.	39,061	1,931,566
Cigna Corp.(b)	23,743	4,237,176

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Humana, Inc.	18,526	$5,450,349
Laboratory Corp. of America Holdings(b)	12,431	2,048,256
McKesson Corp.	10,538	1,401,554
Quest Diagnostics, Inc.	13,360	1,352,700

		16,421,601

Household Durables — 1.6%
Mohawk Industries, Inc.(b)	9,946	1,426,057
Newell Brands, Inc.	174,717	3,314,382
Whirlpool Corp.	4,322	657,463

		5,397,902

Independent Power and Renewable Electricity Producers — 0.5%
Vistra Energy Corp.	63,791	1,724,271

Insurance — 14.4%
Allstate Corp.	24,476	2,604,736
American International Group, Inc.	144,320	7,643,187
Arthur J Gallagher & Co.	71,396	6,512,743
Assurant, Inc.	45,921	5,789,261
Assured Guaranty Ltd.	72,341	3,394,240
Brighthouse Financial, Inc.(b)	151,064	5,704,177
Everest Re Group Ltd.	5,916	1,520,944
Hartford Financial Services Group, Inc.	75,754	4,324,038
Marsh & McLennan Cos., Inc.	8,223	852,067
MetLife, Inc.	75,025	3,510,420
White Mountains Insurance Group Ltd.(a)	2,938	3,146,598
Willis Towers Watson PLC	24,351	4,551,202

		49,553,613

IT Services — 4.0%
Amdocs Ltd.	38,560	2,514,112
Cognizant Technology Solutions Corp., Class A	93,004	5,667,664
Fidelity National Information Services, Inc.	42,786	5,637,483

		13,819,259

Machinery — 3.8%
AGCO Corp.	23,751	1,821,464
Allison Transmission Holdings, Inc.	44,576	1,943,959
Dover Corp.	8,865	920,985
Pentair PLC	138,315	5,735,923
Stanley Black & Decker, Inc.	12,422	1,879,821
Wabtec Corp.	11,794	818,150

		13,120,302

Media — 1.0%
iHeartMedia, Inc., Class A(a)	129,213	1,852,914

Security	Shares	Value

Media (continued)
Publicis Groupe SA	37,129	$1,597,978

		3,450,892

Metals & Mining — 1.0%
Newmont Goldcorp Corp.	87,549	3,478,322

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	29,694	1,879,927

Multiline Retail — 3.4%
Dollar General Corp.	26,635	4,270,656
Dollar Tree, Inc.(b)	54,889	6,059,746
Kohl’s Corp.	29,206	1,497,099

		11,827,501

Oil, Gas & Consumable Fuels — 5.7%
Marathon Oil Corp.	500,221	5,767,548
Marathon Petroleum Corp.	122,657	7,843,915
Williams Cos., Inc.	274,061	6,114,301

		19,725,764

Real Estate Management & Development — 0.7%
Howard Hughes Corp.(b)	9,950	1,112,609
Realogy Holdings Corp.	149,569	1,178,604

		2,291,213

Road & Rail — 0.5%
Norfolk Southern Corp.	8,667	1,577,394

Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV	31,817	3,616,957

Software — 2.2%
CDK Global, Inc.	74,744	3,777,562
Constellation Software, Inc.	3,748	3,701,701

		7,479,263

Technology Hardware, Storage & Peripherals — 0.5%
HP, Inc.	93,346	1,621,420

Textiles, Apparel & Luxury Goods — 1.4%
Ralph Lauren Corp.	32,284	3,101,201
Tapestry, Inc.	67,443	1,744,076

		4,845,277

Tobacco — 1.5%
Altria Group, Inc.	86,731	3,884,681
Imperial Brands PLC	63,888	1,401,413

		5,286,094

Trading Companies & Distributors — 1.1%
Ferguson PLC	34,461	2,942,739

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
WESCO International, Inc.(b)	18,530	$929,280

		3,872,019

Wireless Telecommunication Services — 1.6%
Telephone & Data Systems, Inc.	207,026	5,401,308

Total Long-Term Investments — 95.2% (Cost — $305,486,583)		327,585,918

Security	Shares	Value

Short-Term Securities — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(d)(f)	16,429,586	$16,429,586
SL Liquidity Series, LLC, Money Market Series, 1.97%(d)(e)(f)	1,328,166	1,328,432

Total Short-Term Securities — 5.2% (Cost — $17,758,018)		17,758,018

Total Investments — 100.4% (Cost — $323,244,601)		345,343,936

Liabilities in Excess of Other Assets — (0.4)%		(1,455,920)

Net Assets — 100.0%		$343,888,016

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,667,000	4,762,586	16,429,586	$16,429,586	$195,987		$—	$—
SL Liquidity Series, LLC, Money Market Series	272,133	1,056,033	1,328,166	1,328,432	6,357	(b)	(109)	(27)

				$17,758,018	$202,344		$(109)	$(27)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$—	$7,178,698	$—	$7,178,698
Auto Components	2,849,363	—	—	2,849,363
Automobiles	4,237,206	—	—	4,237,206
Banks	17,648,552	—	—	17,648,552
Beverages	3,460,393	—	—	3,460,393
Building Products	1,847,028	—	—	1,847,028
Capital Markets	10,663,948	—	—	10,663,948
Chemicals	8,344,236	—	—	8,344,236
Commercial Services & Supplies	705,378	—	—	705,378
Communications Equipment	3,123,323	—	—	3,123,323
Construction & Engineering	1,891,325	—	—	1,891,325
Construction Materials	—	2,279,166	—	2,279,166
Containers & Packaging	5,757,550	—	—	5,757,550
Diversified Consumer Services	1,632,047	—	—	1,632,047
Diversified Financial Services	11,398,023	—	—	11,398,023
Electric Utilities	17,446,324	—	—	17,446,324
Electrical Equipment	5,228,766	—	—	5,228,766
Electronic Equipment, Instruments & Components	7,118,708	—	—	7,118,708
Energy Equipment & Services	5,526,785	—	—	5,526,785
Entertainment	1,723,269	—	—	1,723,269
Equity Real Estate Investment Trusts (REITs)	6,293,192	—	—	6,293,192

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Food Products	$8,200,352	$—	$—	$8,200,352
Health Care Equipment & Supplies	5,579,378	11,062,609	—	16,641,987
Health Care Providers & Services	16,421,601	—	—	16,421,601
Household Durables	5,397,902	—	—	5,397,902
Independent Power and Renewable Electricity Producers	1,724,271	—	—	1,724,271
Insurance	49,553,613	—	—	49,553,613
IT Services	13,819,259	—	—	13,819,259
Machinery	13,120,302	—	—	13,120,302
Media	1,852,914	1,597,978	—	3,450,892
Metals & Mining	3,478,322	—	—	3,478,322
Multi-Utilities	1,879,927	—	—	1,879,927
Multiline Retail	11,827,501	—	—	11,827,501
Oil, Gas & Consumable Fuels	19,725,764	—	—	19,725,764
Real Estate Management & Development	2,291,213	—	—	2,291,213
Road & Rail	1,577,394	—	—	1,577,394
Semiconductors & Semiconductor Equipment	3,616,957	—	—	3,616,957
Software	7,479,263	—	—	7,479,263
Technology Hardware, Storage & Peripherals	1,621,420	—	—	1,621,420
Textiles, Apparel & Luxury Goods	4,845,277	—	—	4,845,277
Tobacco	3,884,681	1,401,413	—	5,286,094
Trading Companies & Distributors	929,280	2,942,739	—	3,872,019
Wireless Telecommunication Services	5,401,308	—	—	5,401,308
Short-Term Securities	16,429,586	—	—	16,429,586

Subtotal	$317,552,901	$26,462,603	$—	$344,015,504

Investments Valued at Net Asset Value (“NAV”)(a)				1,328,432

Total Investments				$345,343,936

(a)	Certain investments of the Fund’s were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

5